Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 2	$ 11,552	$ 710	$ (51,627)	$ (39,363)
Beggning balance, shares at Dec. 31, 2019	23,163,000
Share-based compensation expense		23			23
Share based compensation expense, shares
Cancellation of common stock		(11)			(11)
Cancellation of common stock, shares	(64,000)
Issuance of common stock
Issuance of common stock, shares	180,000
Foreign currency translation adjustment, net of tax of $0			(294)		(294)
Net Income				16,009	16,009
Ending balance, value at Dec. 31, 2020	$ 2	11,564	416	(35,618)	(23,636)
Ending balance, shares at Dec. 31, 2020	23,279
Beneficial conversion feature for senior secured convertible debenture – related party		375			375
Foreign currency translation adjustment, net of tax of $0			103		103
Net Income				253	253
Ending balance, value at Mar. 31, 2021	$ 2	11,939	519	(35,365)	(22,905)
Ending balance, shares at Mar. 31, 2021	23,279
Beginning balance, value at Dec. 31, 2020	$ 2	11,564	416	(35,618)	(23,636)
Beggning balance, shares at Dec. 31, 2020	23,279
Foreign currency translation adjustment, net of tax of $0					51
Net Income					615
Ending balance, value at Jun. 30, 2021	$ 3	12,345	467	(35,003)	(22,188)
Ending balance, shares at Jun. 30, 2021	32,948
Beginning balance, value at Dec. 31, 2020	$ 2	11,564	416	(35,618)	(23,636)
Beggning balance, shares at Dec. 31, 2020	23,279
Share-based compensation expense		122			122
Share based compensation expense, shares	2,900,000
Cancellation of common stock		(15)			(15)
Cancellation of common stock, shares	(945,000)
Common stock issued for stock option purchase		13			13
Common stock issued for stock option purchase, shares	1,600,000
Beneficial conversion feature for senior secured convertible debenture – related party		500			500
Beneficial conversion feature for senior secured convertible debenture-related party		623			623
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt – related party debt discount	$ 1	354			355
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt related party debt discount, shares	7,084,000
Foreign currency translation adjustment, net of tax of $0			421		421
Net Income				(566)	(566)
Ending balance, value at Dec. 31, 2021	$ 3	13,161	837	(36,184)	(22,183)
Ending balance, shares at Dec. 31, 2021	33,918
Beginning balance, value at Mar. 31, 2021	$ 2	11,939	519	(35,365)	(22,905)
Beggning balance, shares at Mar. 31, 2021	23,279
Share-based compensation expense		31			31
Share based compensation expense, shares	2,585
Beneficial conversion feature for senior secured convertible debenture – related party		21			21
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt – related party debt discount	$ 1	354			355
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt related party debt discount, shares	7,084
Foreign currency translation adjustment, net of tax of $0			(52)		(52)
Net Income				362	362
Ending balance, value at Jun. 30, 2021	$ 3	12,345	467	(35,003)	(22,188)
Ending balance, shares at Jun. 30, 2021	32,948
Beginning balance, value at Dec. 31, 2021	$ 3	13,161	837	(36,184)	(22,183)
Beggning balance, shares at Dec. 31, 2021	33,918
Share-based compensation expense		4			4
Foreign currency translation adjustment, net of tax of $0			(144)		(144)
Net Income				(543)	(543)
Ending balance, value at Mar. 31, 2022	$ 3	13,165	693	(36,727)	(22,866)
Ending balance, shares at Mar. 31, 2022	33,918
Beginning balance, value at Dec. 31, 2021	$ 3	13,161	837	(36,184)	(22,183)
Beggning balance, shares at Dec. 31, 2021	33,918
Foreign currency translation adjustment, net of tax of $0					621
Net Income					(1,399)
Ending balance, value at Jun. 30, 2022	$ 3	13,210	1,458	(37,583)	(22,912)
Ending balance, shares at Jun. 30, 2022	34,168
Beginning balance, value at Mar. 31, 2022	$ 3	13,165	693	(36,727)	(22,866)
Beggning balance, shares at Mar. 31, 2022	33,918
Share-based compensation expense
Beneficial conversion feature for senior secured convertible debenture – related party
Common stock and warrants issued for notes payable to related party from conversion of senior secured convertible debt – related party debt discount
Issuance of common stock		45			45
Issuance of common stock, shares	250
Foreign currency translation adjustment, net of tax of $0			765		765
Net Income				(856)	(856)
Ending balance, value at Jun. 30, 2022	$ 3	$ 13,210	$ 1,458	$ (37,583)	$ (22,912)
Ending balance, shares at Jun. 30, 2022	34,168